UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:      811-21443

          BlackRock Dividend Achievers Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Dividend Achievers Trust

                                                  40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:      888-825-2257

Date of fiscal year end:      October 31, 2005

Date of reporting period:      July 31, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2005

 BlackRock Dividend Achievers Trust (BDV)

Shares	Description	Value

	COMMON STOCKS—99.2%
	Automotive—0.8%
142,900	Genuine Parts Co.	$ 6,543,391

	Basic Materials—1.6%
69,300	PPG Industries, Inc.	4,506,579
225,500	RPM International, Inc.	4,228,125
167,000	Sonoco Products Co.	4,642,600

		13,377,304

	Conglomerates—2.8%
672,000	General Electric Co.	23,184,000

	Consumer Products—12.5%
573,700	Altria Group, Inc.	38,414,952
291,000	Coca-Cola Co. (The)	12,734,160
376,000	ConAgra Foods, Inc.	8,538,960
186,200	Kimberly-Clark Corp.	11,872,112
125,000	May Department Stores Co. (The)	5,131,250
125,000	McDonald’s Corp.	3,896,250
72,000	Procter & Gamble Co. (The)	4,005,360
524,400	Sara Lee Corp.	10,451,292
48,300	Stanley Works (The)	2,363,319
85,300	Universal Corp.	4,068,810

		101,476,465

	Energy—15.7%
150,000	Atmos Energy Corp.	4,374,000
689,000	ChevronTexaco Corp.	39,968,890
407,100	Consolidated Edison, Inc.	19,605,936
267,700	Exxon Mobil Corp.	15,727,375
117,000	National Fuel Gas Co.	3,556,800
251,000	Nicor, Inc.	10,245,820
42,900	Peoples Energy Corp.	1,851,135
199,700	Pinnacle West Capital Corp.	9,146,260
339,300	Progress Energy, Inc.	15,136,173
104,100	Vectren Corp.	3,016,818
67,600	WGL Holdings, Inc.	2,328,820
56,900	WPS Resources Corp.	3,286,544

		128,244,571

	Financial Institutions—42.0%
780,600	AmSouth Bancorp	21,786,546
842,200	Bank of America Corp.	36,719,920
634,100	BB&T Corp.	26,518,062
791,300	Citigroup, Inc.	34,421,550
281,400	Comerica, Inc.	17,193,540
346,000	Fifth Third Bancorp	14,912,600
52,600	FirstMerit Corp.	1,488,054
59,100	Hudson United Bancorp	2,476,290
723,200	Keycorp	24,762,368
176,200	Lincoln National Corp.	8,510,460
151,000	MBNA Corp.	3,799,160
39,500	Mercantile Bankshares Corp.	2,197,780
783,800	National City Corp.	28,930,058
432,000	North Fork Bancorporation, Inc.	11,832,480
587,175	Regions Financial Corp.	19,752,567
168,000	Suntrust Bank, Inc.	12,216,960
69,000	T. Rowe Price Group, Inc.	4,578,150
97,755	Valley National Bancorp	2,302,130
908,000	Washington Mutual, Inc.	38,571,840
469,700	Wells Fargo & Co.	28,811,398

		341,781,913

1

 BlackRock Dividend Achievers Trust (BDV) (continued)

Shares	Description	Value

	Heath Care—10.3%
174,100	Abbott Laboratories	$ 8,118,283
170,200	Eli Lilly & Co.	9,585,664
257,500	Johnson & Johnson	16,469,700
775,200	Merck & Co., Inc.	24,077,712
976,000	Pfizer, Inc.	25,864,000

		84,115,359

	Industrials—2.2%
27,900	Emerson Electric Co.	1,835,820
184,000	Pitney Bowes, Inc.	8,202,720
134,400	RR Donnelley & Sons Co.	4,845,120
207,200	ServiceMaster Co.	2,846,928

		17,730,588

	Real Estate—5.7%
274,000	General Growth Properties, Inc. (REIT)	12,598,520
184,400	Health Care Property Investors, Inc. (REIT)	5,137,384
55,000	Healthcare Realty Trust, Inc. (REIT)	2,247,300
97,000	Home Properties, Inc. (REIT)	4,440,660
134,000	Kimco Realty Corp. (REIT)	8,798,440
94,000	Lexington Corporate Properties Trust (REIT)	2,254,120
102,000	Liberty Property Trust (REIT)	4,577,760
243,200	United Dominion Realty Trust, Inc. (REIT)	6,189,440

		46,243,624

	Telecommunications—5.6%
116,000	Alltel Corp.	7,714,000
1,538,000	SBC Communications, Inc.	37,604,100

		45,318,100

	Total Common Stocks (cost $749,314,497)	808,015,315

	SHORT-TERM INVESTMENTS—0.5%
	Money Market Fund—0.1%
936,346	Fidelity Institutional Money Market Prime Portfolio	936,346

Principal
Amount

	U.S. Agency Obligations—0.4%
$ 3,000	Federal Home Loan Bank Corp., 8/01/05	3,000,000

	Total Short-Term Investments (cost $3,936,346)	3,936,346

	Total Investments—99.7% (cost $753,250,8431)	811,951,661
	Other assets in excess of liabilities—0.3%	2,337,466

	Net Assets—100%	$814,289,127

[1]	Cost for Federal income tax purposes is $752,725,379. The net unrealized appreciation on a tax basis is $59,226,282, consisting of $78,953,132 gross unrealized appreciation and $19,726,850 gross unrealized depreciation.

A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS
REIT     —     Real Estate Investment Trust

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including it principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          BlackRock Dividend Achievers Trust

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: September 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: September 28, 2005

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: September 28, 2005